GOODWILL AND INTANGIBLE ASSETS - Discount Rate (Details) - Goodwill - Discount rate	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	$ 0
Percentage of reasonably possible decrease	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	$ 0